UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rubicon Fund Management LLP
           --------------------------------------------------
Address:   103 Mount Street
           --------------------------------------------------
           London, England
           --------------------------------------------------
           W1K2TJ
           --------------------------------------------------

Form 13F File Number:   028-11742
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Horace Joseph Leitch, III
           --------------------------------------------------
Title:     Authorized Person
           --------------------------------------------------
Phone:     44 207 074 4200
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Horace Joseph Leitch, III       London, England         5/15/07
------------------------------   ---------------------   --------------
         [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     6
                                                -------------

Form 13F Information Table Entry Total:               40
                                                -------------

Form 13F Information Table Value Total:             661,478
                                                -------------
                                                (in thousands)


List of Other Included Managers:
1. Rubicon Fund Management Ltd.         028-11747
2. Brewer, Paul Anthony                 028-11750
3. Brummette, Jeffrey Eugene            028-11751
4. Callanan, William Francis            028-11752
5. Gadkari, Vilas                       028-11754
6. Leitch, Horace Joseph III            028-11758

                           FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8
                                                               VALUE      SHRS OR SH/ PUT/ INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT PRN CALL DISCRETION   MANAGERS   SOLE SHARED NONE
----------------------------      ---------------   -------   --------   -------- --- ---  ----------  ---------- ----- ------ ----
AMERICAN RAILCAR INDS INC         COM               02916P103   3,330     111,219 SH         DEFINED   1,2,3,4,5,6  0   111,219   0
ANDERSONS INC                     COM               034164103   6,725     150,681 SH         DEFINED   1,2,3,4,5,6  0   150,581   0
AURORA OIL & GAS CORP             COM               052036100   6,100   2,500,000 SH         DEFINED   1,2,3,4,5,6  0 2,500,000   0
CF INDS HLDGS INC                 COM               125269100     701      18,370 SH         DEFINED   1,2,3,4,5,6  0    18,370   0
DOMTAR CORP                       COM               257559104   1,003     109,170 SH         DEFINED   1,2,3,4,5,6  0   109,170   0
ENERGY CONVERSION DEVICES IN      COM               292659109   7,990     228,093 SH         DEFINED   1,2,3,4,5,6  0   228,093   0
EVOLUTION PETROLEUM CORP          COM               30049A107   3,468   1,360,000 SH         DEFINED   1,2,3,4,5,6  0 1,360,000   0
FEDERAL NATL MTG ASSN             COM               313586109   8,322       1,500 SH  PUT    DEFINED   1,2,3,4,5,6  0     1,500   0
FLUOR CORP NEW                    COM               343412102   5,417      60,000 SH         DEFINED   1,2,3,4,5,6  0    60,000   0
FREEPORT-MCMORAN COPPER & GO      CL B              35671D858     768         116 SH  PUT    DEFINED   1,2,3,4,5,6  0       116   0
FREEPORT-MCMORAN COPPER & GO      CL B              35671D858   6,943       1,049 SH  PUT    DEFINED   1,2,3,4,5,6  0     1,049   0
GENERAL MTRS CORP                 COM               370442105   1,716         560 SH  PUT    DEFINED   1,2,3,4,5,6  0       560   0
GENERAL MTRS CORP                 COM               370442105  15,443       5,040 SH  PUT    DEFINED   1,2,3,4,5,6  0     5,040   0
GENERAL MTRS CORP                 COM               370442105   3,640       1,188 SH  PUT    DEFINED   1,2,3,4,5,6  0    1,1888   0
GENERAL MTRS CORP                 COM               370442105  32,769      10,695 SH  PUT    DEFINED   1,2,3,4,5,6  0    10,695   0
GREENBRIER COS INC                COM               393657101   3,912     147,400 SH         DEFINED   1,2,3,4,5,6  0   147,400   0
JACOBS ENGR GROUP INC DEL         COM               469814107   4,061      86,800 SH         DEFINED   1,2,3,4,5,6  0    86,800   0
KBR INC                           COM               48242W106   1,027      50,000 SH         DEFINED   1,2,3,4,5,6  0    50,000   0
MINRAD INTL INC                   COM               60443P103     134      28,000 SH         DEFINED   1,2,3,4,5,6  0    28,000   0
OIL SVC HOLDRS TR                 DEPOSTRY RCPT     678002106  10,301      70,000 SH         DEFINED   1,2,3,4,5,6  0    70,000   0
OIL SVC HOLDRS TR                 DEPOSTRY RCPT     678002106     117           8 SH  PUT    DEFINED   1,2,3,4,5,6  0         8   0
OIL SVC HOLDRS TR                 DEPOSTRY RCPT     678002106   1,107          76 SH  PUT    DEFINED   1,2,3,4,5,6  0        76   0
PEABODY ENERGY CORP               COM               704549104  15,308     375,500 SH         DEFINED   1,2,3,4,5,6  0   375,000   0
RTI INTL METALS INC               COM               74973W107   5,817      63,247 SH         DEFINED   1,2,3,4,5,6  0    63,247   0
SPDR TR                           UNIT SER 1        78462F103 113,600       8,000 SH  PUT    DEFINED   1,2,3,4,5,6  0     8,000   0
SPDR TR                           UNIT SER 1        78462F105  19,056       1,342 SH  PUT    DEFINED   1,2,3,4,5,6  0     1,342   0
SPDR TR                           UNIT SER 1        78462F106 171,579      12,083 SH  PUT    DEFINED   1,2,3,4,5,6  0    12,083   0
SPDR TR                           UNIT SER 1        78462F108     809          57 SH  PUT    DEFINED   1,2,3,4,5,6  0        57   0
SPDR TR                           UNIT SER 1        78462F109   7,356         518 SH  PUT    DEFINED   1,2,3,4,5,6  0       518   0
SELECT SECTOR SPDR TR             SBI CONS DISCR    81369Y407  38,030      10,000 SH  PUT    DEFINED   1,2,3,4,5,6  0    10,000   0
SELECT SECTOR SPDR TR             SBI INT-FINL      81369Y605  35,630      10,000 SH  PUT    DEFINED   1,2,3,4,5,6  0    10,000   0
SEMICONDUCTOR HLDRS TR            DEP RCPT          816636203     888         266 SH  PUT    DEFINED   1,2,3,4,5,6  0       266   0
SEMICONDUCTOR HLDRS TR            DEP RCPT          816636203   8,020       2,402 SH  PUT    DEFINED   1,2,3,4,5,6  0     2,402   0
SPIRIT AEROSYSTEMS HLDGS INC      COM CL A          848574109   2,120      65,500 SH         DEFINED   1,2,3,4,5,6  0    65,000   0
UAL CORP                          COM NEW           902549807   1,960      51,000 SH         DEFINED   1,2,3,4,5,6  0    51,000   0
WASHINGTON MUT INC                COM               939322103   4,038       1,000 SH  PUT    DEFINED   1,2,3,4,5,6  0     1,000   0
WASHINGTON MUT INC                COM               939322103   4,038       1,000 SH  PUT    DEFINED   1,2,3,4,5,6  0     1,000   0
WELLS FARGO & CO NEW              COM               949746101  73,400      10,000 SH  PUT    DEFINED   1,2,3,4,5,6  0    10,000   0
WILLIAMS COS INC DEL              COM               969457100   9,298     325,500 SH         DEFINED   1,2,3,4,5,6  0   325,000   0
FOSTER WHEELER                    SHS NEW           G36535139  25,537     436,527 SH         DEFINED   1,2,3,4,5,6  0   436,527   0
